Subsequent Events	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent Events

17. Subsequent Events

On April 15, 2026, the Company entered into a securities purchase agreement to issue and sell an aggregate of 15,000,000 ordinary shares, no par value per share, at a purchase price of US$0.40 per share, for aggregate proceeds of US$6,000,000. The closing of the offering occurred on April 16, 2026, from which the Company received net proceeds of approximately US$5,435,772, after deducting the placement agent fees and estimated offering expenses. (Note: The 15,000,000 ordinary shares issued and the US$0.40 per share purchase price in this paragraph are presented on a pre-consolidation basis. On a post-consolidation basis, adjusting for the 1-for-3 share consolidation described below, the transaction represents the issuance of 5,000,000 ordinary shares at an adjusted purchase price of US$1.20 per share.)

On May 6, 2026, the Company’s board of directors approved a share consolidation of its issued ordinary shares at a ratio of one-for-three (1-for-3). The share consolidation became effective for trading on the Nasdaq Capital Market on May 26, 2026. As a result of the share consolidation, the 15,300,000 ordinary shares issued and outstanding as of March 31, 2026, were reduced to 5,100,000 ordinary shares. Under the BVI Business Companies Act and the Company's memorandum and articles of association, no shareholder approval was required. In accordance with applicable accounting standards, all share and per-share data in these consolidated financial statements and related notes have been retroactively adjusted to reflect the share consolidation for all periods presented.

The Company evaluated all events and transactions that occurred after March 31, 2026 up through the date the Company issued the audited consolidated financial statements. Other than the event disclosed above, there was no other subsequent event occurred that would require recognition or disclosure in the Company’s audited consolidated financial statements.